Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2019
Share Based Payment Arrangements [Abstract]
Stock options outstanding and exercisable

The following tables summarize information about the stock options outstanding and exercisable at the dates indicated:

	2019		2018
(000s)	Number of Options	Weighted-Average Exercise Price ($C)	Number of Options	Weighted-Average Exercise Price ($C)
Options outstanding, beginning of year	4,876	3.60	4,959	5.10
Granted	976	2.83	1,071	2.62
Exercised	(337)	2.18	-	-
Expired	(1,034)	6.55	(1,154)	9.13
Options outstanding, end of year	4,481	2.86	4,876	3.60
Options exercisable, end of year	2,585	3.01	2,766	4.52

Range of exercise prices of outstanding share options
	Options Outstanding			Options Exercisable
Exercise Price (C$)	Number Outstanding at December 31, 2019 (000s)	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise price (C$)	Number Exercisable at December 31, 2019 (000s)	Weighted-Average Remaining Contractual Life (Years)	Weighted-Average Exercise price (C$)
2.16 - 2.17	826	2.4	2.16	550	2.4	2.16
2.18 - 2.41	1,002	1.2	2.19	1,002	1.2	2.19
2.42 - 3.73	966	3.4	2.62	322	3.4	2.62
3.74 - 3.91	976	4.2	2.83	-	-	-
3.92 - 4.99	711	0.4	4.99	711	0.4	4.99
	4,481	2.4	2.86	2,585	1.5	3.01

Measurement of fair value of share options granted

The weighted average fair value of options granted during the period and the assumptions used in their determination are noted below:

	2019	2018
Weighted average fair market value per option (C$)	0.88	0.88
Risk free interest rate	1.54%	2.14%
Expected volatility (based on actual historical volatility)	54.74%	49.45%
Dividend rate	3.30%	-
Expected forfeiture rate (non-executive employees)	-	-
Suboptimal exercise factor	1.25	1.25

Number of RSUs, PSUs and DSUs outstanding

The number of RSUs, PSUs and DSUs outstanding as at December 31, 2019 are as follows:

(000s)	RSUs	PSUs	DSUs
Units outstanding, December 31, 2017	970	1,376	595
Granted	410	678	225
Exercised	(361)	(316)	-
Forfeited	(163)	(71)	-
Reinvested	8	16	8
Units outstanding, December 31, 2018	864	1,683	828
Granted	400	529	190
Exercised	(381)	(636)	(454)
Forfeited	(70)	(13)	-
Expired	(15)	-	-
Reinvested	41	77	25
Units outstanding, December 31, 2019	839	1,640	589